Investment Risks	Aug. 31, 2025
U.S. Treasury Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
U.S. Treasury Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
U.S. Treasury Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
U.S. Treasury Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor has no legal obligation to provide financial support to the Funds, beyond what is disclosed in the footnote under the “Annual Fund Operating Expenses” table, and you should not expect that the sponsor will provide additional financial support to the Fund at any time.
U.S. Treasury Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. For a portfolio with a duration of 3 years, each 1% rise in interest rates would reduce the value of the portfolio by an estimated 3%. The Fund’s yield may decrease due to a decline in interest rates. Very low or negative interest rates may magnify interest rate risk. Recent and any future declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

U.S. Treasury Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Market Risk — The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

U.S. Treasury Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. If a Fund is required to sell securities quickly or at a particular time (including sales to meet redemption requests) the Fund could realize a loss.

U.S. Treasury Fund | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Investment in Other Investment Companies Risk — Investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investments companies, shareholders bear both their proportionate share of expenses in the Fund (including management fees and other expenses) and, indirectly, the expenses of the investment companies.

U.S. Treasury Fund | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Redemption Risk — The risk that heavy redemptions could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets, and that could affect the fund’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money.

U.S. Treasury Fund | Floating Rate Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Floating Rate Notes Risk — Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed notes of the same maturity.

U.S. Treasury Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
U.S. Treasury Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Regulatory Risk — The risk that a change in laws or regulations will materially affect a security, business, sector or market. A change in laws or regulations made by the government or a regulatory body can increase the costs of operating a business, reduce the attractiveness of investment and/or change the competitive landscape. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Government Securities Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Government Securities Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Government Securities Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Government Securities Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor has no legal obligation to provide financial support to the Funds, beyond what is disclosed in the footnote under the “Annual Fund Operating Expenses” table, and you should not expect that the sponsor will provide additional financial support to the Fund at any time.
Government Securities Money Market Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. For a portfolio with a duration of 3 years, each 1% rise in interest rates would reduce the value of the portfolio by an estimated 3%. The Fund’s yield may decrease due to a decline in interest rates. Very low or negative interest rates may magnify interest rate risk. Recent and any future declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

Government Securities Money Market Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Market Risk — The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

Government Securities Money Market Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. If a Fund is required to sell securities quickly or at a particular time (including sales to meet redemption requests) the Fund could realize a loss.

Government Securities Money Market Fund | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Investment in Other Investment Companies Risk — Investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investments companies, shareholders bear both their proportionate share of expenses in the Fund (including management fees and other expenses) and, indirectly, the expenses of the investment companies.

Government Securities Money Market Fund | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Redemption Risk — The risk that heavy redemptions could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets, and that could affect the fund’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money.

Government Securities Money Market Fund | Floating Rate Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Floating Rate Notes Risk — Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed notes of the same maturity.

Government Securities Money Market Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
Government Securities Money Market Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Regulatory Risk — The risk that a change in laws or regulations will materially affect a security, business, sector or market. A change in laws or regulations made by the government or a regulatory body can increase the costs of operating a business, reduce the attractiveness of investment and/or change the competitive landscape. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Limited Duration Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Limited Duration Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Limited Duration Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. For a portfolio with a duration of 3 years, each 1% rise in interest rates would reduce the value of the portfolio by an estimated 3%. The Fund’s yield may decrease due to a decline in interest rates. Very low or negative interest rates may magnify interest rate risk. Recent and any future declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

Limited Duration Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument or a counterparty to an agreement fails to fulfill its obligations, reducing the Fund’s return. This includes failure by a bond issuer to repay interest and principal.

Limited Duration Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Market Risk — The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

Limited Duration Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Mortgage-Backed Securities Risk — The value of the Fund’s mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

Limited Duration Fund | Collateralized Mortgage Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Collateralized Mortgage Obligations Risk — There are risks associated with collateralized mortgage obligations that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of collateralized mortgage obligations).

Limited Duration Fund | Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset-Backed Securities Risk — Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Fund’s asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Limited Duration Fund | Exchange Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Exchange Traded Fund (ETF) Risk — The ETFs in which the Fund invests are subject to the risks applicable to the types of securities and investments used by the ETFs. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The use of leverage in an ETF can magnify any price movements, resulting in high volatility. Due to daily rebalancing, leverage, and liquidity, inverse ETFs may perform worse than the inverse movement of the underlying referenced financial asset, index or commodity’s return.

Limited Duration Fund | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.
Limited Duration Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Portfolio Turnover Risk — A Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from a Fund’s performance.

Limited Duration Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. If a Fund is required to sell securities quickly or at a particular time (including sales to meet redemption requests) the Fund could realize a loss.

Limited Duration Fund | Prepayment/Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Prepayment/Call Risk — There is a chance that the repayment of an asset-backed or mortgage-backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call” — or repay — its bond before the bond’s maturity date.

Limited Duration Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
Limited Duration Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Regulatory Risk — The risk that a change in laws or regulations will materially affect a security, business, sector or market. A change in laws or regulations made by the government or a regulatory body can increase the costs of operating a business, reduce the attractiveness of investment and/or change the competitive landscape. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. For a portfolio with a duration of 3 years, each 1% rise in interest rates would reduce the value of the portfolio by an estimated 3%. The Fund’s yield may decrease due to a decline in interest rates. Very low or negative interest rates may magnify interest rate risk. Recent and any future declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument or a counterparty to an agreement fails to fulfill its obligations, reducing the Fund’s return. This includes failure by a bond issuer to repay interest and principal.

Bond Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Market Risk — The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

Bond Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Mortgage-Backed Securities Risk — The value of the Fund’s mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

Bond Fund | Collateralized Mortgage Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Collateralized Mortgage Obligations Risk — There are risks associated with collateralized mortgage obligations that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of collateralized mortgage obligations).

Bond Fund | Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset-Backed Securities Risk — Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Fund’s asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Bond Fund | Exchange Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Exchange Traded Fund (ETF) Risk — The ETFs in which the Fund invests are subject to the risks applicable to the types of securities and investments used by the ETFs. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The use of leverage in an ETF can magnify any price movements, resulting in high volatility. Due to daily rebalancing, leverage, and liquidity, inverse ETFs may perform worse than the inverse movement of the underlying referenced financial asset, index or commodity’s return.

Bond Fund | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.
Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. If a Fund is required to sell securities quickly or at a particular time (including sales to meet redemption requests) the Fund could realize a loss.

Bond Fund | Prepayment/Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Prepayment/Call Risk — There is a chance that the repayment of an asset-backed or mortgage-backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call” — or repay — its bond before the bond’s maturity date.

Bond Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
Bond Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Regulatory Risk — The risk that a change in laws or regulations will materially affect a security, business, sector or market. A change in laws or regulations made by the government or a regulatory body can increase the costs of operating a business, reduce the attractiveness of investment and/or change the competitive landscape. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Strategic Enhanced Yield Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Strategic Enhanced Yield Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Strategic Enhanced Yield Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. For a portfolio with a duration of 3 years, each 1% rise in interest rates would reduce the value of the portfolio by an estimated 3%. The Fund’s yield may decrease due to a decline in interest rates. Very low or negative interest rates may magnify interest rate risk. Recent and any future declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

Strategic Enhanced Yield Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Foreign Investment Risk — The risk associated with higher transaction costs, delayed settlements, currency controls or adverse economic and political developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Exchange rate volatility may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies. There is a risk of loss attributable to social upheavals, unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. These risks are more significant in emerging markets.

Strategic Enhanced Yield Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument or a counterparty to an agreement fails to fulfil its obligations, reducing the Fund’s return. This includes failure by a bond issuer to repay interest and principal.

Strategic Enhanced Yield Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Market Risk — The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

Strategic Enhanced Yield Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Mortgage-Backed Securities Risk — The value of the Fund’s mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

Strategic Enhanced Yield Fund | Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset-Backed Securities Risk — Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Fund’s asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Strategic Enhanced Yield Fund | Derivative Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivative Risk — The risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Strategic Enhanced Yield Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Leverage Risk — The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Strategic Enhanced Yield Fund | Private/Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Private/Restricted Securities Risk — The Fund can invest in private placements and restricted securities. Such investments involve a high degree of business and financial risk and can result in substantial or complete losses. Competition among private funds can be intense and there is no assurance that the marketing efforts of any particular portfolio company will be successful or that its business will succeed. Additionally, privately held companies are not subject to Securities and Exchange Commission reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, timely or accurate information may at times not be readily available about the business, financial condition and results of operations of the privately held companies in which the Fund invests.

Strategic Enhanced Yield Fund | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.
Strategic Enhanced Yield Fund | Non-U.S. Denominated Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. Denominated Currency Risk — Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Strategic Enhanced Yield Fund | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Emerging Market Risk — Risks associated with investing in emerging market securities include potentially restrictive political and economic structures and abrupt changes to those structures, changes in price visibility and liquidity in markets and securities, fluctuations in currency exchange rates, volatility in interest rates, and sudden changes in tax policy.

Strategic Enhanced Yield Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. If a Fund is required to sell securities quickly or at a particular time (including sales to meet redemption requests) the Fund could realize a loss.

Strategic Enhanced Yield Fund | Prepayment/Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Prepayment/Call Risk — There is a chance that the repayment of an asset-backed or mortgage-backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call” — or repay — its bond before the bond’s maturity date.

Strategic Enhanced Yield Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  High Yield Securities Risk — Fixed income securities rated below investment grade and unrated securities of similar credit quality (commonly referred to as “junk bonds” or high yield securities) are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investments in such securities involves substantial risk. Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. The value of high yield securities tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield securities and the junk bond markets generally, particularly in times of market stress.

Strategic Enhanced Yield Fund | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Redemption Risk — The risk that heavy redemptions could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets, and that could affect the fund’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money.

Strategic Enhanced Yield Fund | Floating Rate Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Floating Rate Notes Risk — Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed notes of the same maturity.

Strategic Enhanced Yield Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Hedging Risk — Hedging may not be effective based on timing, the underlying instrument hedged, or duration of the hedge.
Strategic Enhanced Yield Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
Strategic Enhanced Yield Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Regulatory Risk — The risk that a change in laws or regulations will materially affect a security, business, sector or market. A change in laws or regulations made by the government or a regulatory body can increase the costs of operating a business, reduce the attractiveness of investment and/or change the competitive landscape. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Ultra Short Tax-Free Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Ultra Short Tax-Free Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Ultra Short Tax-Free Income Fund | Municipal Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Municipal Bond Risk — Like other bonds, municipal bonds have credit risk. It is possible that the government that issued the bond will not have the funds to make timely payments of interest or principal. Municipal bonds often count on the projects they finance to bring in expected revenues and there is a risk that the projects will fail to produce the revenue needed to pay off the bonds.

Ultra Short Tax-Free Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. For a portfolio with a duration of 3 years, each 1% rise in interest rates would reduce the value of the portfolio by an estimated 3%. The Fund’s yield may decrease due to a decline in interest rates. Very low or negative interest rates may magnify interest rate risk. Recent and any future declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

Ultra Short Tax-Free Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument or a counterparty to an agreement fails to fulfill its obligations, reducing the Fund’s return. This includes failure by a bond issuer to repay interest and principal.

Ultra Short Tax-Free Income Fund | Credit Enhancement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Credit Enhancement Risk — A “credit enhancer,” such as a letter of credit, may decline in quality and lead to a decrease in the value of the Fund’s investments.
Ultra Short Tax-Free Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Market Risk — The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

Ultra Short Tax-Free Income Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Portfolio Turnover Risk — A Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from a Fund’s performance.

Ultra Short Tax-Free Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. If a Fund is required to sell securities quickly or at a particular time (including sales to meet redemption requests) the Fund could realize a loss.

Ultra Short Tax-Free Income Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Tax Risk — To qualify to pay exempt-interest dividends, which are treated as items of interest excludable from gross income for federal income tax purposes, at least 50% of the value of the total assets of the Fund must consist of obligations exempt from regular income tax as of the close of each quarter of the Fund’s taxable year. If the proportion of taxable investments held by the Fund exceeded 50% of the Fund’s total assets as of the close of any quarter of the Fund’s taxable year, the Fund would not, for that taxable year, satisfy the general eligibility test that would otherwise permit it to pay exempt-interest dividends for that taxable year. The issuer of securities may fail to comply with certain requirements of the Internal Revenue Code of 1986, as amended, which could cause adverse tax consequences. The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes, and the Adviser will not independently verify that opinion. Subsequent to the Fund’s acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. Distributions of ordinary taxable income (including any net short-term capital gain) will be taxable to shareholders as ordinary income (and not eligible for favorable taxation as “qualified dividend income”), and capital gain dividends will be taxable as long-term capital gains. The value of the Fund’s investments and its NAV may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Fund’s NAV and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

Ultra Short Tax-Free Income Fund | Prepayment/Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Prepayment/Call Risk — There is a chance that the repayment of an asset-backed or mortgage-backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call” — or repay — its bond before the bond’s maturity date.

Ultra Short Tax-Free Income Fund | Issuer Specific [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

Ultra Short Tax-Free Income Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  High Yield Securities Risk — Fixed income securities rated below investment grade and unrated securities of similar credit quality (commonly referred to as “junk bonds” or high yield securities) are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investments in such securities involve substantial risk. Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. The value of high yield securities tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield securities and the junk bond markets generally, particularly in times of market stress.

Ultra Short Tax-Free Income Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
Ultra Short Tax-Free Income Fund | Banking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Banking Risk — To the extent that a Fund invests in securities issued by U.S. Banks, foreign banks or U.S. branches of foreign banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Ultra Short Tax-Free Income Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Regulatory Risk — The risk that a change in laws or regulations will materially affect a security, business, sector or market. A change in laws or regulations made by the government or a regulatory body can increase the costs of operating a business, reduce the attractiveness of investment and/or change the competitive landscape. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

World Energy Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
World Energy Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
World Energy Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. For a portfolio with a duration of 3 years, each 1% rise in interest rates would reduce the value of the portfolio by an estimated 3%. The Fund’s yield may decrease due to a decline in interest rates. Very low or negative interest rates may magnify interest rate risk. Recent and any future declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

World Energy Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Foreign Investment Risk — The risk associated with higher transaction costs, delayed settlements, currency controls or adverse economic and political developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Exchange rate volatility may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies. There is a risk of loss attributable to social upheavals, unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. These risks are more significant in emerging markets.

World Energy Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument or a counterparty to an agreement fails to fulfill its obligations, reducing the Fund’s return. This includes failure by a bond issuer to repay interest and principal.

World Energy Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Market Risk — The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

World Energy Fund | Energy Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Energy Industry Risk — Investment risks associated with investing in energy securities include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental regulation, changes in environmental regulation, energy conservation, demand for energy resources, fluctuations in energy prices, exploration and production spending, technological developments, depletion of resources, import controls, weather, world events and economic conditions.

World Energy Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Issuer Specific Risk — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.

World Energy Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Concentration Risk — The Fund’s concentration in energy-related industry securities may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. A downturn in the energy sectors would have a larger impact on the World Energy Fund than on a fund that does not concentrate in these industries. Energy sector securities can be significantly affected by events related to political developments, energy conservation, commodity prices, and tax and government regulations. The performance of securities in the Fund may, at times, lag the performance of companies in other sectors or the broader market as a whole.

World Energy Fund | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Commodity Risk — The Fund’s exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as weather, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Investments in commodity futures may be more volatile than the price of the underlying commodity.

World Energy Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Depositary Receipts Risk — Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

World Energy Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Risk — The potential risk of loss from unfavorable changes in the exchange rates between the U.S. dollar and foreign currencies. Funds that invest directly in foreign currencies, or in securities that trade in, or receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Exchange rate volatility may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

World Energy Fund | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Mid Cap Risk — The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

World Energy Fund | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

World Energy Fund | Exchange Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Exchange Traded Fund (ETF) Risk — The ETFs in which the Fund invests are subject to the risks applicable to the types of securities and investments used by the ETFs. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The use of leverage in an ETF can magnify any price movements, resulting in high volatility. Due to daily rebalancing, leverage, and liquidity, inverse ETFs may perform worse than the inverse movement of the underlying referenced financial asset, index or commodity’s return.

World Energy Fund | Exchange Traded Note (ETN) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Exchange Traded Note (ETN) Risk — Because ETNs are unsecured, unsubordinated debt securities; an investment in an ETN exposes the Fund to the risk that an ETN issuer’s credit rating may be downgraded. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates and economic, legal, political, or geographic events that affect the referenced index. In addition, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

World Energy Fund | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.
World Energy Fund | Master Limited Partnership Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Master Limited Partnership Risk — The interests or “units” of an MLP are listed and traded on securities exchanges or in the over-the-counter market and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. MLPs carry many of the risks inherent in investing in a partnership. Unit holders of an MLP may not be afforded corporate protections to the same extent as shareholders of a corporation. In addition, unlike owners of common stock of a corporation, holders of common units of an MLP may have more limited control and limited rights to vote on matters affecting the MLP and have no ability to elect directors annually. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

World Energy Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Portfolio Turnover Risk — A Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from a Fund’s performance.

World Energy Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Emerging Markets Risk — Risks associated with investing in emerging market securities include potentially restrictive political and economic structures and abrupt changes to those structures, changes in price visibility and liquidity in markets and securities, fluctuations in currency exchange rates, volatility in interest rates, and sudden changes in tax policy.

World Energy Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. If a Fund is required to sell securities quickly or at a particular time (including sales to meet redemption requests) the Fund could realize a loss.

World Energy Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  High Yield Securities Risk — Fixed income securities rated below investment grade and unrated securities of similar credit quality (commonly referred to as “junk bonds” or high yield securities) are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investments in such securities involve substantial risk. Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. The value of high yield securities tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield securities and the junk bond markets generally, particularly in times of market stress.

World Energy Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
World Energy Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Regulatory Risk — The risk that a change in laws or regulations will materially affect a security, business, sector or market. A change in laws or regulations made by the government or a regulatory body can increase the costs of operating a business, reduce the attractiveness of investment and/or change the competitive landscape. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Hedged Equity Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Hedged Equity Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Hedged Equity Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Market Risk — The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

Hedged Equity Income Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Depositary Receipts Risk — Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Hedged Equity Income Fund | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Mid Cap Risk — The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Hedged Equity Income Fund | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

Hedged Equity Income Fund | Derivative Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivative Risk — The risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Hedged Equity Income Fund | Call Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Call Options Risk — Investments in call options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk. The risk of potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, a fund will not benefit from any potential increases in the value of the underlying asset above the exercise price, but will bear the risk of declines in the value of the asset. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a call option, the Fund risks losing the entire premium invested if the value of the reference index or security is below (above) the call strike at maturity. Writing of covered call options are also subject to the risk that the counterparty to the transaction will not fulfil its obligations.

Hedged Equity Income Fund | Put Option Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Put Option Risk — When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the put writer who may be unwilling or unable to perform its contractual obligations to the Fund.

Hedged Equity Income Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Tax Risk — If positions held by the Fund were treated as “straddles” for federal income tax purposes, or a Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury Regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment or qualify for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.

Hedged Equity Income Fund | Issuer Specific [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

Hedged Equity Income Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Hedging Risk — The risk that the stocks in the portfolio may decrease in value more than the increase in value of the put options. Puts that are purchased on ETFs or indexes do not hedge the company-specific risk of stocks owned in the portfolio. Hedging may not be effective based on timing, the underlying instrument hedged, or duration of the hedge.

Hedged Equity Income Fund | Limited Number of Holdings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Limited Number of Holdings Risk — As a large percentage of a Fund’s assets may be invested in a limited number of securities, each investment has a greater effect on a Fund’s overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.

Hedged Equity Income Fund | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Diversification Risk — Investments of a “non-diversified” mutual fund are not required to meet certain diversification requirements under Federal law. Compared with “diversified” portfolios, a non-diversified fund may invest a greater percentage of its assets in the securities of an issuer. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held more diversified holdings.

Hedged Equity Income Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
Hedged Equity Income Fund | Dividend Paying Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Dividend Paying Security Risk — The fund’s investment in dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stock of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.